Vanguard GNMA Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.0%)
Conventional Mortgage-Backed Securities (91.5%)
[1,2]	Fannie Mae Pool	2.690%	3/1/37	8,154	7,439
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,925	1,862
[1,2]	Fannie Mae Pool	2.960%	6/1/31	2,366	2,295
[1,2]	Fannie Mae Pool	3.010%	8/1/34	2,045	1,965
[1,2]	Fannie Mae Pool	3.050%	7/1/31	2,000	1,953
[1,2]	Fannie Mae Pool	3.110%	11/1/27–2/1/28	22,704	22,500
[1,2]	Fannie Mae Pool	3.240%	3/1/28	5,983	5,962
[1,2]	Fannie Mae Pool	3.260%	12/1/37	4,175	4,057
[1,2]	Fannie Mae Pool	3.330%	4/1/32	10,818	10,683
[1,2]	Fannie Mae Pool	3.410%	5/1/32	4,100	4,043
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,374	1,364
[1,2]	Fannie Mae Pool	3.460%	9/1/29	6,360	6,387
[1,2]	Fannie Mae Pool	3.550%	2/1/30	8,875	8,908
[1,2]	Fannie Mae Pool	4.180%	11/1/30	27,894	28,987
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	11,891	11,392
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	1,716	1,679
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	2,164	2,186
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–11/1/45	24,879	26,083
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	8,754	9,302
[1]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	54,750	50,842
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	455,987	436,396
[1]	Ginnie Mae I Pool	3.250%	8/15/42	10,487	10,319
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	368,040	368,189
[1]	Ginnie Mae I Pool	3.750%	10/15/40–8/15/42	84,814	86,545
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	17,734	18,309
[1]	Ginnie Mae I Pool	4.000%	8/15/24–7/15/46	503,200	516,544
[1]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	259,881	272,902
[1,3]	Ginnie Mae I Pool	5.000%	1/15/30–5/15/52	242,111	259,174
[1]	Ginnie Mae I Pool	5.500%	9/15/23–9/15/45	198,832	216,187
[1]	Ginnie Mae I Pool	6.000%	2/15/24–6/15/41	106,510	114,779
[1]	Ginnie Mae I Pool	6.500%	7/15/23–7/15/40	72,573	76,945
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	12,869	13,706
[1]	Ginnie Mae I Pool	7.250%	1/15/27	7	7
[1]	Ginnie Mae I Pool	7.500%	10/15/31	5,949	6,385
[1]	Ginnie Mae I Pool	8.000%	8/15/31	2,253	2,461
[1]	Ginnie Mae I Pool	8.500%	9/15/22–6/15/28	34	37
[1,3]	Ginnie Mae II Pool	1.500%	4/20/44–5/15/52	150,107	129,538
[1,3,4]	Ginnie Mae II Pool	2.000%	10/20/43–5/15/52	3,613,074	3,274,418
[1,3,4]	Ginnie Mae II Pool	2.500%	11/20/42–5/15/52	5,415,132	5,015,951
[1,3,4]	Ginnie Mae II Pool	3.000%	4/20/31–5/15/52	3,411,981	3,263,257
[1,3,4,5]	Ginnie Mae II Pool	3.500%	10/20/40–5/15/52	2,277,063	2,257,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,3]	Ginnie Mae II Pool	4.000%	4/20/39–5/15/52	800,995	814,290
[1]	Ginnie Mae II Pool	4.500%	12/20/32–1/20/50	358,056	374,788
[1]	Ginnie Mae II Pool	5.000%	10/20/32–12/20/43	66,427	72,316
[1]	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	14,378	16,267
[1]	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	18,551	20,228
[1]	Ginnie Mae II Pool	6.500%	5/20/37–3/20/41	551	616
[1]	Ginnie Mae II Pool	7.500%	8/20/25	30	31
[1,2,3]	UMBS Pool	1.500%	5/25/52	3,000	2,517
[1,2,3]	UMBS Pool	2.000%	11/1/46–5/25/52	23,492	21,921
[1,2,3]	UMBS Pool	2.500%	7/1/27–5/25/52	7,551	7,353
[1,2,3]	UMBS Pool	3.000%	11/1/22–6/1/49	400	524
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	2,283	2,294
[1,2]	UMBS Pool	4.500%	12/1/40–3/1/44	944	995
[1,2,3]	UMBS Pool	5.000%	9/1/35–5/25/52	4,918	5,152
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	1,112	1,237
					17,890,065
Nonconventional Mortgage-Backed Securities (6.5%)
[1,2,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	1.810%	8/1/43	2,271	2,298
[1,2,6]	Fannie Mae Pool, 12M USD LIBOR + 1.580%	1.830%	9/1/44	3,322	3,377
[1,2]	Fannie Mae REMICS	1.500%	11/25/50–1/25/51	26,909	17,442
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	4,277	4,045
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	3,635	3,494
[1,2]	Fannie Mae REMICS	3.000%	6/25/43–7/25/49	38,993	36,449
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–4/25/59	86,120	83,900
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	1,739	1,831
[1,2]	Freddie Mac Non Gold Pool	2.978%	10/1/44	2,763	2,708
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.600%	1.850%	10/1/44	6,199	6,230
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.615%	1.869%	9/1/44	2,559	2,607
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.620%	1.870%	9/1/43–10/1/44	8,911	8,982
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.630%	2.038%	4/1/44	3,331	3,383
[1,2,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.636%	1.886%	8/1/43	3,077	3,149
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	4,635	4,345
[1,2]	Freddie Mac REMICS	2.500%	3/25/52	5,369	4,380
[1,2]	Freddie Mac REMICS	3.000%	8/15/42–3/15/43	84,347	80,328
[1,2]	Freddie Mac REMICS	3.500%	8/15/45	8,939	8,697
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	3,696	3,591
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	5,086	5,374
[1]	Ginnie Mae REMICS	1.000%	8/20/50–10/20/50	91,610	76,110
[1]	Ginnie Mae REMICS	1.500%	4/16/50–9/20/50	78,909	71,044
[1]	Ginnie Mae REMICS	1.650%	11/20/45	41,798	39,150
[1]	Ginnie Mae REMICS	1.750%	10/20/42–7/20/44	20,169	17,988
[1]	Ginnie Mae REMICS	2.000%	1/20/42–10/20/44	27,737	25,909
[1]	Ginnie Mae REMICS	2.250%	3/16/45	8,025	7,565
[1]	Ginnie Mae REMICS	2.375%	4/20/44	2,614	2,480
[1]	Ginnie Mae REMICS	2.500%	12/16/39–12/20/49	165,778	151,902
[1]	Ginnie Mae REMICS	2.750%	6/16/43	5,412	5,322
[1]	Ginnie Mae REMICS	3.000%	6/20/39–6/20/49	438,121	417,583
[1]	Ginnie Mae REMICS	3.000%	7/20/43	4,534	4,394
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	12,264	12,023
[1]	Ginnie Mae REMICS	3.500%	7/20/43–2/20/49	85,623	83,852
[1]	Ginnie Mae REMICS	3.669%	10/20/48	12,300	12,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,168	2,123
[1]	Ginnie Mae REMICS	4.000%	1/20/45	17,913	17,837
[1]	Ginnie Mae REMICS	4.500%	6/20/39	1,752	1,802
[1]	Ginnie Mae REMICS	5.000%	6/16/37	6,565	6,770
[1]	Ginnie Mae REMICS	5.500%	8/16/36	5,774	6,123
[1,6]	Ginnie Mae REMICS, 1M USD LIBOR + 0.200%	0.794%	2/20/37	1,467	1,447
[1]	Government National Mortgage Assn.	2.350%	5/17/46	8,770	8,614
[1]	Government National Mortgage Assn.	2.650%	11/17/48	6,472	6,232
					1,264,899
Total U.S. Government and Agency Obligations (Cost $20,093,564)					19,154,964
Asset-Backed/Commercial Mortgage-Backed Securities (1.2%)
[1]	Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	9,681	8,559
[1]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	10,181	8,932
[1]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	14,024	12,319
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	123,062	118,033
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	13,073	12,650
[1]	Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	77,403	70,964
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $260,272)					231,457
				Shares
Temporary Cash Investments (23.0%)
Money Market Fund (17.0%)
[7]	Vanguard Market Liquidity Fund	0.409%		33,263,873	3,326,055
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.9%)
	Bank of America Securities, LLC (Dated 4/29/22, Repurchase Value $7,000,000, collateralized by Ginnie Mae 3.000%, 3/20/52–4/20/52, with a value of $7,140,000)	0.300%	5/2/22	7,000	7,000
	Bank of Nova Scotia (Dated 4/29/22, Repurchase Value $28,501,000, collateralized by U.S. Treasury Bill 0.000%, 9/15/22, and U.S. Treasury Note/Bond 1.125%–3.375%, 3/31/24–5/15/50, with a value of $29,071,000)	0.290%	5/2/22	28,500	28,500
	Barclays Capital Inc. (Dated 4/29/22, Repurchase Value $5,200,000, collateralized by U.S. Treasury Bill 0.000%, 5/3/22, with a value of $5,304,000)	0.300%	5/2/22	5,200	5,200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Citigroup Global Markets Inc. (Dated 4/29/22, Repurchase Value $40,701,000, collateralized by U.S. Treasury Bill 0.000%, 7/12/22–7/28/22, and U.S. Treasury Note/Bond 7.125%, 2/15/23, with a value of $41,514,000)	0.300%	5/2/22	40,700	40,700
Credit Agricole Securities (USA) Inc. (Dated 4/29/22, Repurchase Value $74,302,000, collateralized by U.S. Treasury Note/Bond 1.875%, 2/15/51, with a value of $75,786,000)	0.290%	5/2/22	74,300	74,300
HSBC Bank USA (Dated 4/29/22, Repurchase Value $42,801,000, collateralized by Fannie Mae 2.000%–5.000%, 7/1/29–5/1/52, with a value of $43,656,000)	0.300%	5/2/22	42,800	42,800
HSBC Bank USA (Dated 4/29/22, Repurchase Value $33,401,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 2/15/43, and U.S. Treasury Note/Bond 1.375%–2.500%, 1/31/24–11/15/40, with a value of $34,068,000)	0.295%	5/2/22	33,400	33,400
Natixis SA (Dated 4/29/22, Repurchase Value $10,100,000, collateralized by Fannie Mae 0.000%, 11/15/30, Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/27–4/15/29, and U.S. Treasury Note/Bond 0.375%–6.000%, 3/31/23–8/15/30, with a value of $10,302,000)	0.280%	5/2/22	10,100	10,100
Societe Generale (Dated 4/29/22, Repurchase Value $278,907,000, collateralized by Fannie Mae 2.500%–4.500%, 12/1/47–2/1/57, Freddie Mac 2.000%–4.500%, 4/1/47–4/1/52, U.S. Treasury Bill 0.000%, 5/17/22–7/7/22, and U.S. Treasury Note/Bond 0.250%–3.875%, 4/30/22–11/15/50, with a value of $284,478,000)	0.295%	5/2/22	278,900	278,900
TD Securities (USA) LLC (Dated 4/29/22, Repurchase Value $38,501,000, collateralized by Freddie Mac 3.000%, 2/1/52, with a value of $39,270,000)	0.280%	5/2/22	38,500	38,500
				559,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.1%)
[4]	United States Treasury Bill	0.042%	5/3/22	600,000	599,998
Total Temporary Cash Investments (Cost $4,485,838)					4,485,453
Total Investments (122.2%) (Cost $24,839,674)					23,871,874
Other Assets and Liabilities—Net (-22.2%)					(4,335,494)
Net Assets (100%)					19,536,380
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2022.
4	Securities with a value of $96,553,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	Securities with a value of $2,979,000 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	1,876	395,484	(2,650)
5-Year U.S. Treasury Note	June 2022	3,060	344,776	(15,850)
				(18,500)

Short Futures Contracts
10-Year U.S. Treasury Note	June 2022	(521)	(62,080)	1,097
Long U.S. Treasury Bond	June 2022	(579)	(81,458)	4,678
				5,775
				(12,725)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2022, counterparties had deposited in segregated accounts securities with a value of $259,000 and cash of $8,690,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,154,964	—	19,154,964
Asset-Backed/Commercial Mortgage-Backed Securities	—	231,457	—	231,457
Temporary Cash Investments	3,326,055	1,159,398	—	4,485,453
Total	3,326,055	20,545,819	—	23,871,874

Derivative Financial Instruments
Assets
Futures Contracts[1]	5,775	—	—	5,775
Liabilities
Futures Contracts[1]	18,500	—	—	18,500
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.